Unaudited Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ 752,633	$ (315,213)	$ (131,735)	$ 3,143,537	$ 3,818,638
Adjustments for:
Depreciation and amortization	1,090,778	1,035,867	2,149,066	1,907,921	1,673,216
Expected credit losses	6,225	6,349	9,906	9,230	12,189
Share of profit of equity-accounted investees	4,128	(5,807)	(9,537)	(11,800)	(17,178)
Gain on sales of assets	(4,743)	(7,709)	(14,033)	(18,816)	(5,072)
Tax expense	151,985	(124,333)	(127,993)	409,956	1,244,130
Net finance expense	948,363	636,027	1,353,405	1,241,698	938,479
Share-based compensation	7,380	3,912	6,913	7,615	11,771
Provisions for legal proceedings	21,682	42,730	106,117	43,773	46,553
Impairment of goodwill and property, plant and equipment			30,250	19,846
Restructuring	13,412	24,419
Net realizable value inventory adjustments	(13,496)	(2,857)	(6,100)	13,164	10,277
DOJ (Department of Justice) and antitrust agreements	80,277	31,700	102,500	101,447	792,625
Fair value adjustment of biological assets	(29,883)	89,937	85,015	(36,107)	35,384
Leniency agreement				(103,346)
Gain from bargain purchase				(46,897)
Extemporaneous tax credit					(18,932)
Total Adjustments	3,028,741	1,415,022	3,553,774	6,681,221	8,542,080
Changes in assets and liabilities:
Trade accounts receivable	114,385	446,760	624,752	(269,553)	(803,102)
Inventories	(292,076)	73,529	480,524	(458,223)	(1,456,441)
Recoverable taxes	19,063	(19,207)	137,678	(708,996)	(9,187)
Other current and non-current assets	(103,501)	(32,963)	(40,938)	151,246	(217,207)
Biological assets	(201,153)	(263,483)	(529,365)	(864,782)	(723,765)
Trade accounts payable and supply chain finance	(589,167)	(1,032,574)	(787,017)	253,184	1,199,047
Taxes paid in installments	(34,635)	(20,802)	(48,091)	(78,029)	(64,152)
Other current and non-current liabilities	9,472	(18,552)	249,454	(124,872)	105,685
DOJ and Antitrust agreements payment	(90)	(30,300)	(90,300)	(167,046)	(762,937)
Income taxes paid	(87,325)	(40,711)	(70,918)	(1,039,421)	(1,124,099)
Changes in operating assets and liabilities	(1,165,027)	(938,303)	(74,221)	(3,306,492)	(3,856,158)
Cash provided by operating activities	1,863,714	476,719	3,479,553	3,374,729	4,685,922
Interest paid	(689,299)	(659,188)	(1,288,172)	(930,882)	(729,103)
Interest received	97,099	95,769	187,393	136,697	41,807
Net cash flows provided (used in) by operating activities	1,271,514	(86,700)	2,378,774	2,580,544	3,998,626
Cash flows from investing activities
Purchases of property, plant and equipment	(629,700)	(724,770)	(1,502,137)	(2,172,596)	(1,780,527)
Purchases and disposals of intangible assets	(4,531)	(3,011)	(8,983)	(8,386)	(9,811)
Proceeds from sale of property, plant and equipment	15,775	15,999	71,980	48,765	43,585
Additional investments in equity-accounted investees				(2,066)	(1,127)
Acquisitions, net of cash acquired	(2,880)	(569)	(3,529)	(378,853)	(1,754,453)
Dividends received	6,392	3,464	12,593	2,669	5,752
Related party transactions	507	512	1,039	760
Others		20,680	20,625	(25,857)	(19,829)
Cash used in investing activities	(614,437)	(687,695)	(1,408,412)	(2,535,564)	(3,516,410)
Cash flows from financing activities
Proceeds from loans and financing	688,722	4,141,518	9,035,710	8,011,638	9,981,038
Payments of loans and financing	(1,734,865)	(2,600,801)	(7,091,698)	(7,473,186)	(6,272,522)
Derivative instruments received (settled)	(140,870)	(10,356)	(12,745)	(261,739)	29,742
Margin cash	1,830	(12,423)	(26,602)	109,732	(136,045)
Dividends paid		(447,979)	(447,979)	(872,802)	(1,379,618)
Dividends paid to non-controlling interest	(3,398)	(4,462)	(5,859)	(5,002)	(5,357)
Purchase of PPC treasury shares				(189,744)
Purchase of treasury shares				(719,393)	(1,922,142)
Sales of treasury shares				167,505
Payments of leasing contracts	(211,008)	(217,792)	(428,745)	(434,488)	(359,893)
Cash provided (used in) by financing activities	(1,399,589)	847,705	1,022,082	(1,667,479)	(64,458)
Others					339
Effect of exchange rate changes on cash and cash equivalents	(136,703)	43,584	50,642	(15,419)	(40,378)
Net change in cash and cash equivalents	(879,215)	116,894	2,043,086	(1,637,918)	377,380
Cash and cash equivalents beginning of period	4,569,517	2,526,431	2,526,431	4,164,349	3,786,969
Cash and cash equivalents at the end of period	3,690,302	2,643,325	4,569,517	2,526,431	4,164,349
Non-cash transactions:
Non-cash additions to right of use assets and lease liabilities	209,210	274,864	483,698	483,201	634,868
Capitalized interest	17,305	(41,895)	68,164	(70,788)	(36,998)
Dividends Prescribed and payable			696
Cancellation of treasury shares				$ (1,121,507)	$ (1,408,870)
Closing of construction for fixed assets	$ 12,529	$ 4,750